Equity method investments - Summary of Equity Method Investments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Jul. 24, 2020
Equity Method Investments and Joint Ventures [Abstract]
Ownership Percentage	49.00%
Carrying Value	$ 1,588	$ 2,373	$ 4,900